INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Gross written premiums	$ 398,910	$ 394,259
Ceded written premiums	(95,420)	(116,001)
Net written premiums	303,490	278,258
Net change in unearned premiums	(67,313)	(50,462)
Net premiums earned	236,177	227,796
Investment income	28,573	27,546
Net realized gain on investments	255	1,534
Net unrealized gain on investments	2,008	3,277
Change in allowance for expected credit losses on investments	72	253
Net investment income	30,908	32,610
Other revenues	2,063	1,500
Total revenues	269,148	261,906
EXPENSES:
Net loss and loss adjustment expenses	(127,145)	(123,796)
Net policy acquisition expenses	(41,846)	(41,025)
General and administrative expenses	(49,029)	(45,790)
Change in allowance for expected credit losses on receivables	(452)	(1,784)
Other expenses	(4,411)	(3,350)
Net foreign exchange (loss) gain	(3,371)	17,263
Total expenses	(226,254)	(198,482)
Income before taxes	42,894	63,424
Income tax expense	(369)	(1,978)
Net income	$ 42,525	$ 61,446
Earnings per share
Basic earnings per share attributable to equity holders (in USD per share)	$ 0.99	$ 1.37
Diluted earnings per share attributable to equity holders (in USD per share)	$ 0.98	$ 1.36